Cover	Oct. 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 03, 2024
Entity Registrant Name	ARDELYX, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36485
Entity Tax Identification Number	26-1303944
City Area Code	510
Local Phone Number	745-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	ARDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001437402
Amendment Flag	false